Income Taxes Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate			$ (2,301)	$ (10,848)
State income taxes			(471)	(116)
Beneficial conversion feature on convertible notes			0	3,673
Stock warrant derivative liability			(3,427)	2,686
Debt discount amortization			0	392
Deemed contribution interest			0	1,516
Provision to return adjustments			0	(190)
Stock compensation			268	41
Expiration of capital loss carryforward			0	1,511
Change in statutory state income tax rate			0	936
Change in reserve for uncertain tax positions			0	623
R&D tax credits			(320)	0
Other			(190)	(5)
Increase in valuation allowance			5,275	(794)
Income Tax Expense	$ 0	$ (313)	$ (1,166)	$ (575)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate, percent of pretax income			34.00%	34.00%
State income taxes, percent of pretax income			7.00%	0.50%
Beneficial conversion feature on convertible notes, percent of pretax income			0.00%	(11.50%)
Stock warrant derivative liability, percent of pretax income			50.60%	(8.40%)
Debt discount amortization, percent of pretax income			0.00%	(1.20%)
Deemed contribution interest, percent of pretax income			0.00%	(4.80%)
Provision to return adjustments, percent of pretax income			0.00%	0.60%
Stock compensation, percent of pretax income			(4.00%)	(0.10%)
Expiration of capital loss carryforward, percent of pretax income			0.00%	(4.70%)
Change in statutory state income tax rate, percent of pretax income			0.00%	(2.90%)
Change in reserve for uncertain tax positions, percent of pretax income			0.00%	(2.00%)
R&D tax credits, percent			4.70%	(0.00%)
Other, percent of pretax income			2.80%	0.00%
Increase in valuation allowance, percent of pretax income			(77.90%)	2.50%
Effective Income Tax Rate, percent of pretax income			17.20%	1.80%